Short-Term Bank Loans (Details)																											1 Months Ended																																12 Months Ended
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Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																												$ 47,655,000																															$ 47,655,000		$ 45,956,000
Weighted average interest rate																												4.48%																															4.48%		4.70%																	4.48%
Short-term loan facility amount																																																																																																																																			$ 12,300,000	¥ 80,000,000
Fixed interest rate							4.00%	4.00%																				13.00%							4.00%	4.00%	4.00%	4.00%																					13.00%																			13.00%
Real estate amount																												$ 8,400,000																															$ 8,400,000
Land use rights for property																																																											1,000,000
Loan amount																												5,800,000																															$ 5,800,000																			¥ 37,000,000
Maturity date																																																											Sep. 10, 2022	Sep. 10, 2022
Repayment of long term loans							$ 2,820,000	¥ 18,000,000																											$ 3,140,000	¥ 20,000,000	$ 5,800,000	¥ 37,000,000
Additional loan							$ 2,600,000	¥ 18,000,000			$ 4,300,000	¥ 30,000,000																							$ 2,900,000	¥ 20,000,000	$ 5,300,000	¥ 37,000,000	$ 2,900,000	¥ 20,000,000	$ 2,400,000	¥ 17,000,000
Loan amount outstanding																																																											$ 11,500,000	¥ 75,000,000
Amount obtained under credit line																																													$ 1,900,000	¥ 13,000,000													10,800,000	75,000,000
Repayment of loan									$ 3,000,000	¥ 20,000,000			$ 4,600,000	¥ 30,000,000																													$ 2,600,000	¥ 17,000,000
Fixed interest rate			4.10%																																																																										4.10%							4.20%	4.20%																																														4.35%	4.35%
Total facility																																																											9,800,000
Financing exposure balance																																																											$ 61,300,000	¥ 400,000,000
Annual revenue percentage																																																											25.00%	25.00%
Total loan facility available																												7,700,000																															$ 7,700,000																			50,000,000
Loan drawn																																																																																																																												$ 4,600,000	¥ 30,000,000		$ 3,100,000	¥ 20,000,000	$ 2,600,000	¥ 17,000,000
Real estate amount																												8,600,000																															$ 8,600,000
Short-term facility agreement, Description																																																											Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 0.85; and (ii) the financing exposure balance shall be no more than approximately $57.4 million (RMB400,000,000) or 25% of the annual revenue. The unpaid loan balance under the prior loan agreements were transferred to this new loan facility agreement according to the terms stated in the new agreement. On April 7, 2023, the Company drew down approximately $1.9 million (RMB13 million) under this line at a fixed interest rate of 2.5% per annum.	Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 0.85; and (ii) the financing exposure balance shall be no more than approximately $57.4 million (RMB400,000,000) or 25% of the annual revenue. The unpaid loan balance under the prior loan agreements were transferred to this new loan facility agreement according to the terms stated in the new agreement. On April 7, 2023, the Company drew down approximately $1.9 million (RMB13 million) under this line at a fixed interest rate of 2.5% per annum.
Description of repayment																																the Company repaid approximately $1.4 million (RMB10 million), $0.7 million (RMB5 million) and $1.4 million (RMB10 million) to the bank.
Aggregate credit line																																																											$ 42,500,000	¥ 295,900,000
Minimum [Member]
Short-Term Bank Loans (Details) [Line Items]
Interest rate of loan																																																																																						4.00%
Maximum [Member]
Short-Term Bank Loans (Details) [Line Items]
Interest rate of loan																																																																																						2.50%
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																															$ 1,500,000						$ 11,600,000																																											¥ 10,000,000					$ 800,000	¥ 5,000,000			$ 2,300,000	¥ 15,000,000				¥ 75,000,000
Loan amount outstanding | ¥																																																												75,000,000
Repayment of loan																	$ 2,300,000	¥ 15,000,000																															$ 2,300,000	¥ 15,000,000
Fixed interest rate																																																														4.50%																																																																																		4.50%
Loan drawn																																																																																																																																																	$ 30,000.00	¥ 200,000			$ 1,400,000	¥ 9,300,000	$ 1,400,000	¥ 9,000,000	$ 2,700,000	¥ 17,500,000	$ 2,100,000	¥ 14,000,000
Interest rate of loan					4.30%												4.50%																4.30%																4.50%																														4.30%	4.30%		4.30%	4.30%				4.30%	4.30%					4.50%	4.50%			4.50%	4.50%					4.50%	4.50%			4.50%		4.50%
Repayment to the bank					$ 2,400,000	¥ 17,000,000																											$ 2,200,000	¥ 15,000,000																				$ 3,100,000	¥ 20,000,000	$ 4,600,000	¥ 30,000,000
Revolving loan facility Period																																																					December 24, 2021 to December 23, 2022
Credit line																																																											10,800,000	75,000,000
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings															$ 3,100,000																																											$ 4,300,000				$ 3,100,000																																	¥ 20,000,000																											$ 4,300,000	¥ 30,000,000																					¥ 20,000,000																¥ 30,000,000
Loan amount outstanding																												4,300,000	¥ 30,000,000																															20,000,000
Fixed interest rate																																																																																											5.50%	5.50%																												5.60%	5.60%																																				5.60%				6.20%
Loan drawn																																																																																											$ 2,900,000	¥ 20,000,000																												$ 4,300,000	¥ 30,000,000																																				$ 20,000,000
Repayment to the bank															$ 3,100,000	¥ 20,000,000					$ 4,300,000	¥ 30,000,000
Revolving loan facility Period																																																										(From August 13, 2019 to August 13, 2021)
Credit line																												4,300,000	¥ 30,000,000																														2,900,000	20,000,000
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																									$ 1,400,000	¥ 10,000,000																																																																				$ 1,500,000	¥ 10,000,000
Fixed interest rate																																																																																									5.00%	5.00%																																															5.50%	5.50%																				5.00%	5.00%
Repayment to the bank																			$ 750,000	¥ 5,000,000
Loan agreement																																																																																																																																									$ 1,500,000	¥ 10,000,000
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																																																			$ 1,500,000	¥ 10,000,000
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member] | Minimum [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																																																																																																																																			3.35%	3.35%
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member] | Maximum [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																																																																																																																																			5.50%	5.50%
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																	$ 1,500,000	¥ 10,000,000
Fixed interest rate																																																																																																																	4.65%	4.65%
Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																																														$ 1,500,000	¥ 10,000,000
Loan amount outstanding																																																											1,500,000	10,000,000
Fixed interest rate																																																	3.80%																																																										3.80%																																3.35%	3.35%
Loan drawn																																																	$ 900,000																																																										¥ 6,000,000																																$ 900,000	¥ 6,000,000
Credit line																																																											900,000	¥ 6,000,000
4.50%[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																	$ 2,400,000																																$ 2,200,000																																												$ 1,400,000	¥ 10,000,000			$ 700,000	¥ 5,000,000					$ 1,400,000	¥ 10,000,000			¥ 15,000,000		¥ 17,000,000
4.30%[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn					$ 2,300,000																												$ 3,000,000																																														$ 1,400,000	¥ 10,000,000		¥ 21,000,000	¥ 16,000,000				$ 3.6	¥ 25,000,000
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																																																																																																																																																													$ 3,100,000
Subsequent Event [Member]
Short-Term Bank Loans (Details) [Line Items]
Repayment of loan | ¥																											¥ 75,000,000
Note payable amount																																																																					$ 8,600,000	¥ 60,000,000
Yongxu, LIU [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Land use rights for property																																																					$ 900,000									1,000,000
Forecast [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																																																	5.50%	5.50%
Repaid																																																															$ 100,000	¥ 1,000,000			$ 1,900,000	¥ 13,000,000
Total facility	$ 11,500,000	¥ 80,000,000
Repaid amount to bank																																																																			$ 2,900,000	¥ 20,000,000
Loan																																																																	$ 2,900,000	¥ 20,000,000
China Minsheng Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term loan facility amount																																																																																																															$ 5,960,000	¥ 38,000,000			$ 5,800,000	¥ 37,000,000
Fixed interest rate																																																																																																															4.35%	4.35%			4.35%	4.35%
Loan amount																												$ 5,960,000																															$ 5,960,000																			¥ 38,000,000
Maturity date																																																											Sep. 22, 2022	Sep. 22, 2022
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan amount outstanding | ¥																																																												¥ 80,000,000
Amount obtained under credit line																																																											$ 11,500,000	80,000,000
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																														9,200,000																																																																																		¥ 60,000,000
Fujian shengfeng logistics co., ltd.[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																	$ 1,500,000																																																																																												¥ 10,000,000
Interest rate of loan																	4.50%																																																																																												4.50%
Repayment to the bank																														$ 1,500,000	¥ 10,000,000
Fuqing Shengfeng Logistics Co., Ltd. [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn | ¥																																																																																																													¥ 3,000,000
Interest rate of loan																	4.50%																																																																																												4.50%
Repayment to the bank																														500,000
Fuqing Shengfeng Logistics Co., Ltd. [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																	$ 500,000													$ 400,000																																																			¥ 3,000,000
Interest rate of loan																														4.30%																																																			4.30%
Repayment to the bank | ¥																															¥ 3,000,000
Fuqing Shengfeng Logistics Co., Ltd. [Member] | Subsequent Event [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																									$ 900,000	¥ 6,000,000
Fixed interest rate																																																																							3.70%	3.70%
Loan drawn																																																																							$ 0.9	¥ 6
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																			$ 0.9																																																									¥ 6																											$ 0.9	¥ 6
Loan amount outstanding																																																											900,000	6,000,000
Amount obtained under credit line																																																											900,000	6,000,000
Fixed interest rate																																																			4.60%																																																									4.60%																											4.60%	4.60%
Loan proceeds																																																			$ 900,000	¥ 6,000,000
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch [Member] | Subsequent Event [Member]
Short-Term Bank Loans (Details) [Line Items]
Repayment to the bank			$ 900,000	¥ 6,000,000
Guangxi Beibu Gulf Bank Nanning Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan receivable																																																											0.8	5,300,000
Interest expenses																																																											2,100,000		$ 2,300,000
Short term bank loans																																																											2,000,000		$ 2,000,000
Aggregate credit line																																																											43,000,000	300,000,000
Guangxi Beibu Gulf Bank Nanning Branch [Member] | Subsequent Event [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																											$ 0.7	¥ 5,000,000
Fixed interest rate																																																																											4.16%	4.16%
Line of Credit [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																																																						$ 3,100,000		$ 4,600,000																																																														¥ 10,000,000	¥ 20,000,000							¥ 30,000,000
Line of Credit [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																																																																																																																					$ 1,600,000
Industrial Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																									$ 1.5																																																																										$ 1.4	¥ 10																																									¥ 10
Loan amount outstanding																																																											1,500,000	10,000,000
Amount obtained under credit line																																																											$ 1,400,000	¥ 9,900,000
Fixed interest rate																									4.35%																																																																										4.35%	4.35%																																									4.35%
Loan drawn																																																																																				$ 1.4	¥ 9.9
Amount received																							$ 200,000	¥ 1,000,000	$ 1,400,000	¥ 9,000,000																			$ 100,000	¥ 1,000,000	$ 1,300,000	¥ 9,000,000
Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd [Member] | Subsequent Event [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings			900,000																																																																										¥ 6,000,000
Loan proceeds			$ 900,000	¥ 6,000,000
Bank of Communications Co., Ltd. Zhanjiang Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																																					$ 20,000.00	¥ 153,449
Real estate [Member} | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term loans real estate amount																																																					$ 1,800,000									$ 2,000,000